Other assets (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other assets [Abstract]
Customer relationships		R$ 1,674,187	R$ 1,679,305	R$ 1,197,278
Prepayments and accrued income		685,755	784,456	690,814
Contractual guarantees of former controlling stockholders (Note 23.c.5)		605,638	707,130	814,925
Actuarial asset (Note 22)		273,281	198,189	153,662
Other receivables (1)	[1]	1,561,606	1,209,190	2,247,333
Total		R$ 4,800,467	R$ 4,578,270	R$ 5,104,012

[1]	Corresponds mainly to receivables from third parties.